Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Cash and cash equivalents as stated in the consolidated statements of cash flows	893,100	1,195,784	170,995
Restricted cash	24,633	5,685	812
Time deposits with original maturity of more than three months	343,478	1,268,616	181,410
Cash and bank balances as stated in the consolidated statements of financial position	1,261,211	2,470,085	353,217
Denominated in:
RMB	298,922	205,783	29,426
US$	947,012	2,257,307	322,791
HK$	13,812	3,827	547
Others	1,465	3,168	453
Total	1,261,211	2,470,085	353,217